Marketable Securities - Estimated Fair Value of Marketable Securities by Contractual Maturity (Detail) - USD ($) $ in Thousands	Mar. 31, 2021	Mar. 31, 2020
Investments Debt And Equity Securities [Abstract]
Available-for-sale securities, Amortized cost, Matures in less than five years	$ 956,797	$ 1,044,537
Available-for-sale securities, Amortized cost, Matures in more than five years	2,990	9,761
Available-for-sale securities, Amortized Cost	959,787	1,054,298
Investment at fair value through Profit & Loss	10,475	7,099
Debt securities, Available-for-sale, Amortized Cost	970,262	1,061,397
Available-for-sale securities, Market Value, Matures in less than five years	962,103	1,040,549
Available-for-sale securities, Market Value, Matures in more than five years	3,033	8,472
Available-for-sale marketable securities, Market Value	965,136	1,049,021
Investment at fair value through Profit & Loss	10,553	6,001
Debt securities, available-for-sale, Market Value	$ 975,689	$ 1,055,022